OTHER PAYABLES AND ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2025
OTHER PAYABLES AND ACCRUED LIABILITIES
OTHER PAYABLES AND ACCRUED LIABILITIES

10.OTHER PAYABLES AND ACCRUED LIABILITIES

	As of December 31,
	2024	2025
	RMB	RMB
	(In thousands)
Salary, welfare and bonus payable	429,566	502,670
Tax payable	115,192	211,487
Advance from customers*	90,161	114,044
Deposits	51,402	41,994
Consideration payable for share repurchase	93,475	22,231
Others	35,971	28,893
Total	815,767	921,319
*	It represents advance payments from customers, which are refundable under certain conditions and could be used to exchange for the Group’s services.